<SEQUENCE>1
<FILENAME>nia4q09.txt




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottinghill Investment Advisers, Ltd.
Address: Southampton Square
         7414 Jager Court
         Cincinnati, Ohio  45230-4344

13F File Number:  28-11593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas G. McPeek
Title:     Managing Director
Phone:     513-624-3000

Signature, Place, and Date of Signing:

     Douglas G. McPeek     Cincinnati, Ohio     February 8, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $99,518 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                      VALUE   SHARES/  SH/  PUT/ INVSTMT    OTHER     VOTING AUTHORITY
       NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN  CALL DSCRETN  MANAGERS   SOLE   SHARED  NONE
ALCOA INC                   COM            013817101     5035   312360            Sole               137650       0 174710
AMAZON INC                  COM            023135106      777     5775            Sole                 2775       0   3000
AMERICAN EXPRESS CO         COM            025816109     6298   155430            Sole                68675       0  86755
AT&T                        COM            00206R102     4547   162203            Sole                82146       0  80057
AUTONATION INC              COM            05329W102     4778   249525            Sole               127425       0 122100
BRISTOL MYERS SQUIBB        COM            110122108     4806   190328            Sole                92859       0  97469
CB RICHARD ELLIS            COM            12497T101      433    31925            Sole                17900       0  14025
DELL COMPUTER CORP          COM            24702R101     4321   300925            Sole               136725       0 164200
DIRECTV GROUP INC           COM            25459L106     6563   196789            Sole                93050       0 103739
DOW CHEM CO                 COM            260543103     3968   143625            Sole                78825       0  64800
DU PONT                     COM            263534109     4573   135833            Sole                71300       0  64533
EXPEDIA INC                 COM            30212P105      402    15625            Sole                 8775       0   6850
GENERAL ELEC CO             COM            369604103     2608   172405            Sole               104750       0  67655
GENWORTH FINL INC           COM            37247D106     3977   350440            Sole               174725       0 175715
HARTFORD FINL SVCS          COM            416515104      320    13750            Sole                 7925       0   5825
INGERSOLL-RAND CO           COM            G4776G101     6171   172665            Sole                76325       0  96340
INTL PAPER CO               COM            460146103     6899   257625            Sole               109200       0 148425
J P MORGAN CHASE            COM            46625H100     5018   120425            Sole                59150       0  61275
LEGGETT & PLATT             COM            524660107     4250   208350            Sole               108050       0 100300
LILY ELI & CO               COM            532457108     3773   105663            Sole                53700       0  51963
MERCK & CO                  COM            589331107     4736   129621            Sole                62800       0  66821
PFIZER                      COM            717081103     3810   209473            Sole               101900       0 107573
SPDR S&P MIDCAP 400         COM            595635103      217     1650            Sole                    0       0   1650
SPDR TR UNIT SER 1          COM            78462F103      319     2859            Sole                    0       0   2859
WHIRLPOOL CORP              COM             963320106    6354    78775            Sole                33775       0  45000
WYNN RESORTS LTD            COM             983134107     288     4950            Sole                 2950       0   2000
XL CAPITAL LTD              COM            G98255105     4277   233325            Sole               115600       0 117725

                                                       99,518